UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22441

John Hancock Hedged Equity & Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Hedged Equity & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | HEQ

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 94.85%		$245,167,262

(Cost $245,440,830)

Consumer Discretionary 17.32%		44,763,428

Auto Components 0.10%
Johnson Controls, Inc.	7,780	247,171

Automobiles 0.40%
Brilliance China Automotive Holdings, Ltd. (I)	62,000	66,347
Ford Motor Company	7,000	86,940
Great Wall Motor Company, Ltd.	33,000	56,475
Harley-Davidson, Inc.	18,485	816,852

Distributors 0.07%
LKQ Corp. (I)	5,900	192,340

Diversified Consumer Services 0.48%
Allstar Co-Invest Block Feeder LLC (I)(R)	236,300	244,712
Apollo Group, Inc., Class A (I)	7,361	385,790
Matthews International Corp., Class A	11,480	378,381
Weight Watchers International, Inc.	3,095	235,622

Hotels, Restaurants & Leisure 1.27%
Buffalo Wild Wings, Inc. (I)	1,600	106,496
CEC Entertainment, Inc.	9,480	333,412
Chipotle Mexican Grill, Inc. (I)	500	183,645
Choice Hotels International, Inc.	8,780	319,065
Las Vegas Sands Corp. (I)	8,080	396,809
Sands China, Ltd.	42,800	144,481
Sonic Corp. (I)	82,580	565,673
Starbucks Corp.	16,507	791,181
Wyndham Worldwide Corp.	5,600	222,656
Yum! Brands, Inc.	3,406	215,702

Household Durables 0.96%
D.R. Horton, Inc.	8,660	120,547
Jarden Corp.	8,200	276,258
Lennar Corp., Class A	5,450	117,121
NVR, Inc. (I)	2,095	1,452,359
Tempur-Pedic International, Inc. (I)	7,580	505,662

Internet & Catalog Retail 1.32%
Amazon.com, Inc. (I)	8,257	1,605,491
Blue Nile, Inc. (I)	16,470	664,565
Expedia, Inc.	8,900	288,093
priceline.com, Inc. (I)	1,284	679,852
Shutterfly, Inc. (I)	7,240	171,733

Leisure Equipment & Products 1.62%
Brunswick Corp.	11,640	248,398
Hasbro, Inc.	33,830	1,181,005
Mattel, Inc. (C)	81,251	2,518,781
Polaris Industries, Inc.	3,700	238,280

Media 3.83%
Arbitron, Inc.	16,490	588,858
CBS Corp., Class B	8,200	233,536
Comcast Corp., Class A	88,199	2,345,211
DIRECTV, Class A (I)	1,586	71,386
News Corp., Class A	26,479	498,600
Omnicom Group, Inc.	58,030	2,646,748

1

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Sirius XM Radio, Inc. (I)	316,323	$661,115
The Walt Disney Company	49,388	1,921,193
Thomson Reuters Corp.	34,400	945,656

Multiline Retail 1.22%
Dollar Tree, Inc. (I)	1,626	137,901
Fred's, Inc., Class A	30,200	445,450
Target Corp. (C)	50,350	2,558,284

Specialty Retail 4.21%
Advance Auto Parts, Inc.	11,130	853,003
Ascena Retail Group, Inc. (I)	13,670	483,508
Bed Bath & Beyond, Inc. (I)	3,703	224,772
CarMax, Inc. (I)	4,500	136,935
Chow Tai Fook Jewellery Group Ltd. (I)	53,600	101,183
Express, Inc. (I)	13,600	294,304
Fast Retailing Company, Ltd.	700	139,139
GNC Holdings, Inc., Class A (I)	9,900	272,349
Lowe's Companies, Inc. (C)	186,172	4,994,995
Monro Muffler Brake, Inc.	1,480	62,071
PetSmart, Inc.	6,947	369,719
Ross Stores, Inc.	10,349	525,936
Stage Stores, Inc.	34,710	533,840
The Buckle, Inc.	3,897	170,026
The Cato Corp., Class A	23,580	632,180
TJX Companies, Inc.	4,925	335,590
Tractor Supply Company	2,200	177,694
Urban Outfitters, Inc. (I)	21,790	577,435

Textiles, Apparel & Luxury Goods 1.84%
Burberry Group PLC	10,881	230,824
Coach, Inc.	17,875	1,252,144
Deckers Outdoor Corp. (I)	4,611	372,799
Hanesbrands, Inc. (I)	10,100	248,460
Lululemon Athletica, Inc. (I)	13,131	828,960
NIKE, Inc., Class B	3,000	311,970
PVH Corp.	6,530	504,051
Ralph Lauren Corp.	3,192	485,184
Skechers U.S.A., Inc., Class A (I)	13,840	168,294
Under Armour, Inc., Class A (I)	3,000	238,860
Vera Bradley, Inc. (I)	3,500	125,370

Consumer Staples 6.89%		17,799,899

Beverages 2.36%
Molson Coors Brewing Company, Class B	28,030	1,202,207
PepsiCo, Inc. (C)	63,601	4,176,678
The Coca-Cola Company	10,543	711,969

Food & Staples Retailing 1.77%
Casey's General Stores, Inc.	8,640	440,122
Costco Wholesale Corp.	3,987	328,010
CVS Caremark Corp.	37,809	1,578,526
Sysco Corp. (C)	52,903	1,592,909
Wal-Mart Stores, Inc.	8,335	511,436
Whole Foods Market, Inc.	1,800	133,254

Food Products 1.92%
Diamond Foods, Inc.	2,300	83,582
General Mills, Inc.	32,610	1,298,856

2

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Consumer Staples (continued)

Kraft Foods, Inc., Class A	54,470	$2,086,201
Ralcorp Holdings, Inc. (I)	5,400	472,230
Unilever NV - NY Shares	30,300	1,010,505

Tobacco 0.84%
Philip Morris International, Inc.	29,068	2,173,414

Energy 9.25%		23,922,489

Energy Equipment & Services 1.46%
Bristow Group, Inc.	6,160	302,210
Cameron International Corp. (I)	8,767	466,404
Core Laboratories NV	2,646	281,085
Diamond Offshore Drilling, Inc.	6,573	409,498
McDermott International, Inc. (I)	34,595	420,675
National Oilwell Varco, Inc.	3,561	263,443
Oceaneering International, Inc.	14,237	691,776
Schlumberger, Ltd.	7,900	593,843
SEACOR Holdings, Inc. (I)	3,900	356,967

Oil, Gas & Consumable Fuels 7.79%
Alpha Natural Resources, Inc. (I)	5,100	102,612
Anadarko Petroleum Corp.	26,840	2,166,525
Apache Corp.	6,720	664,474
BG Group PLC	95,001	2,136,196
Bumi PLC (I)	7,400	101,673
Cabot Oil & Gas Corp.	12,280	391,732
Chesapeake Energy Corp.	7,900	166,927
Chevron Corp.	16,850	1,736,898
Concho Resources, Inc. (I)	2,100	223,986
Consol Energy, Inc.	5,300	189,422
Continental Resources, Inc. (I)	1,500	121,020
EOG Resources, Inc.	7,540	800,296
Exxon Mobil Corp. (C)	32,936	2,758,061
Georesources, Inc. (I)	9,540	292,019
Newfield Exploration Company (I)	5,710	215,895
Occidental Petroleum Corp.	49,833	4,971,838
Peabody Energy Corp.	4,000	136,360
Penn Virginia Corp.	18,500	85,655
Pioneer Natural Resources Company	1,200	119,160
Plains Exploration & Production Company (I)	7,680	289,690
Royal Dutch Shell PLC, ADR, Class B	22,890	1,678,753
The Williams Companies, Inc.	7,800	224,796
Valero Energy Corp.	12,949	310,647
Whiting Petroleum Corp. (I)	5,030	251,953

Financials 11.91%		30,782,781

Capital Markets 2.37%
Ares Capital Corp.	28,270	448,080
BlackRock, Inc.	10,840	1,972,880
CETIP SA - Mercados Organizados	2,345	36,171
Greenhill & Company, Inc.	16,250	756,600
Invesco, Ltd.	16,795	379,063
SEI Investments Company	70,495	1,294,993
T. Rowe Price Group, Inc.	12,760	738,038
UBS AG (I)	36,150	491,279

Commercial Banks 4.64%
Cullen/Frost Bankers, Inc.	21,085	1,173,802

3

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

First Midwest Bancorp, Inc.	37,690	$410,067
First Niagara Financial Group, Inc.	59,670	571,042
First Republic Bank (I)	18,125	543,388
Hancock Holding Company	8,740	290,168
International Bancshares Corp.	28,000	538,160
M&T Bank Corp.	18,985	1,513,864
MB Financial, Inc.	16,100	292,215
PNC Financial Services Group, Inc.	29,510	1,738,729
Webster Financial Corp.	22,880	485,056
Wells Fargo & Company (C)	146,658	4,283,880
Westamerica Bancorp.	3,500	162,575

Consumer Finance 0.22%
American Express Company	7,832	392,696
Discover Financial Services	6,200	168,516

Diversified Financial Services 1.00%
JPMorgan Chase & Company (C)	65,050	2,426,365
Justice Holdings, Ltd. (I)	12,480	165,243

Insurance 2.84%
ACE, Ltd.	21,440	1,492,224
Alleghany Corp. (I)	3,010	870,944
Assured Guaranty, Ltd.	15,300	237,303
Delphi Financial Group, Inc., Class A	20,830	927,143
Marsh & McLennan Companies, Inc.	65,830	2,079,570
Platinum Underwriters Holdings, Ltd.	10,700	366,475
Primerica, Inc.	17,650	432,425
Reinsurance Group of America, Inc.	10,580	576,504
White Mountains Insurance Group, Ltd.	810	365,504

Real Estate Investment Trusts 0.59%
American Tower Corp.	11,795	749,100
DiamondRock Hospitality Company	31,750	334,645
Digital Realty Trust, Inc.	1,000	70,860
Mack-Cali Realty Corp.	9,220	265,167
Public Storage	800	111,088

Real Estate Management & Development 0.06%
BR Malls Participacoes SA	13,200	144,073

Thrifts & Mortgage Finance 0.19%
Northwest Bancshares, Inc.	39,520	486,886

Health Care 9.25%		23,914,260

Biotechnology 1.75%
Alexion Pharmaceuticals, Inc. (I)	3,890	298,596
Amgen, Inc.	13,790	936,479
Amylin Pharmaceuticals, Inc. (I)	5,000	71,150
Biogen Idec, Inc. (I)	8,670	1,022,366
Celgene Corp. (I)	6,230	452,921
Gilead Sciences, Inc. (I)	25,092	1,225,493
Vertex Pharmaceuticals, Inc. (I)	14,190	524,321

Health Care Equipment & Supplies 1.96%
Edwards Lifesciences Corp. (I)	7,218	596,712
Gen-Probe, Inc. (I)	6,600	441,738
Haemonetics Corp. (I)	2,990	194,230
Hologic, Inc. (I)	35,883	731,654
Intuitive Surgical, Inc. (I)	1,592	732,177

4

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Health Care (continued)

Medtronic, Inc. (C)	61,214	$2,361,024

Health Care Providers & Services 1.42%
Aetna, Inc.	9,973	435,820
AmerisourceBergen Corp.	5,829	227,156
Amsurg Corp. (I)	17,520	451,140
Cardinal Health, Inc.	5,993	257,879
PSS World Medical, Inc. (I)	2,400	58,248
UnitedHealth Group, Inc.	43,483	2,251,985

Health Care Technology 0.16%
SXC Health Solutions Corp. (I)	6,600	416,196

Life Sciences Tools & Services 1.39%
Agilent Technologies, Inc. (I)	19,220	816,273
Bruker Corp. (I)	11,038	156,740
Charles River Laboratories International, Inc. (I)	20,610	696,000
ICON PLC, ADR (I)	33,430	652,219
Life Technologies Corp. (I)	12,830	621,357
Waters Corp. (I)	7,518	650,833

Pharmaceuticals 2.57%
Abbott Laboratories	7,753	419,825
AstraZeneca PLC, ADR	14,890	716,954
Auxilium Pharmaceuticals, Inc. (I)	7,000	139,090
Bristol-Myers Squibb Company	2,500	80,600
Elan Corp. PLC, ADR (I)	10,700	145,627
Eli Lilly & Company	2,160	85,838
Johnson & Johnson	25,850	1,703,774
Merck & Company, Inc.	46,550	1,781,003
Pfizer, Inc.	66,630	1,425,882
Salix Pharmaceuticals, Ltd. (I)	2,800	134,960

Industrials 14.99%		38,747,130

Aerospace & Defense 3.18%
General Dynamics Corp. (C)	37,407	2,587,068
Honeywell International, Inc.	6,824	396,065
Lockheed Martin Corp.	27,394	2,255,074
Northrop Grumman Corp. (C)	28,930	1,679,387
The Boeing Company	14,059	1,042,897
TransDigm Group, Inc. (I)	2,400	250,872

Air Freight & Logistics 1.21%
FedEx Corp.	6,070	555,344
United Parcel Service, Inc., Class B	33,903	2,564,762

Building Products 0.49%
Lennox International, Inc.	35,255	1,276,231

Commercial Services & Supplies 0.64%
ACCO Brands Corp. (I)	39,150	415,773
Aggreko PLC	3,339	110,476
Corrections Corp. of America (I)	6,000	141,180
G&K Services, Inc., Class A	10,620	348,973
United Stationers, Inc.	19,560	632,375

Construction & Engineering 0.89%
Jacobs Engineering Group, Inc. (I)	16,040	717,950
Vinci SA	33,945	1,578,938

5

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Industrials (continued)

Electrical Equipment 0.51%
Acuity Brands, Inc.	4,090	$238,161
AMETEK, Inc.	3,900	183,300
Belden, Inc.	23,090	905,359

Industrial Conglomerates 2.29%
3M Company	20,880	1,810,505
Carlisle Companies, Inc.	21,700	1,035,741
Danaher Corp.	11,030	579,185
General Electric Company	24,692	461,987
Tyco International, Ltd.	39,628	2,019,047

Machinery 4.32%
Albany International Corp., Class A	22,050	529,641
Caterpillar, Inc.	8,340	910,061
Cummins, Inc.	1,617	168,168
Donaldson Company, Inc.	5,300	383,190
Dover Corp.	3,742	237,280
ESCO Technologies, Inc.	14,030	421,882
Flowserve Corp.	6,040	665,427
IDEX Corp.	10,005	405,403
Illinois Tool Works, Inc. (C)	32,520	1,724,536
Joy Global, Inc.	6,136	556,474
Mueller Industries, Inc.	13,830	611,424
Navistar International Corp. (I)	5,650	244,589
PACCAR, Inc.	27,110	1,198,262
Pall Corp.	14,125	842,980
Parker Hannifin Corp.	4,642	374,517
Stanley Black & Decker, Inc.	20,500	1,438,690
WABCO Holdings, Inc. (I)	5,900	305,915
Wabtec Corp.	2,200	151,338

Marine 0.18%
Kirby Corp. (I)	7,160	478,073

Professional Services 0.19%
Intertek Group PLC	3,293	109,805
Towers Watson & Company, Class A	4,730	282,854
Verisk Analytics, Inc., Class A (I)	2,700	108,189

Road & Rail 0.34%
Genesee & Wyoming, Inc., Class A (I)	9,520	591,192
Localiza Rent a Car SA	15,600	256,161
QR National, Ltd.	9,853	38,767

Trading Companies & Distributors 0.75%
GATX Corp.	14,510	623,059
MSC Industrial Direct Company, Inc., Class A	17,135	1,302,603

Information Technology 20.80%		53,750,379

Communications Equipment 2.99%
Aruba Networks, Inc. (I)	6,000	133,080
Cisco Systems, Inc. (C)	253,508	4,976,362
F5 Networks, Inc. (I)	3,255	389,754
Juniper Networks, Inc. (I)	28,050	587,087
QUALCOMM, Inc.	21,213	1,247,749
Riverbed Technology, Inc. (I)	16,726	400,420

6

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Computers & Peripherals 4.01%
Apple, Inc. (C)(I)	13,029	$5,947,478
Dell, Inc. (I)	21,075	363,122
Diebold, Inc.	13,430	425,597
EMC Corp. (C)(I)	89,814	2,313,609
NetApp, Inc. (I)	9,554	360,568
QLogic Corp. (I)	33,774	584,966
SanDisk Corp. (I)	7,836	359,516

Electronic Equipment, Instruments & Components 0.53%
Avnet, Inc. (I)	4,600	160,402
Coherent, Inc. (I)	5,180	289,458
Jabil Circuit, Inc.	11,820	267,841
MTS Systems Corp.	9,100	417,599
Trimble Navigation, Ltd. (I)	2,300	107,709
Universal Display Corp. (I)	2,990	125,909

Internet Software & Services 1.57%
eBay, Inc. (I)	45,240	1,429,584
Equinix, Inc. (I)	2,960	355,082
Google, Inc., Class A (I)	1,868	1,083,645
IAC/InterActiveCorp	10,709	461,237
LinkedIn Corp., Class A (I)	4,030	290,765
MercadoLibre, Inc.	1,600	139,840
Netease.com, Inc., ADR (I)	2,200	105,226
SINA Corp. (I)	2,800	196,756

IT Services 2.96%
Automatic Data Processing, Inc.	20,087	1,100,366
Cielo SA	3,900	116,183
Cognizant Technology Solutions Corp., Class A (I)	6,802	488,044
Fiserv, Inc. (I)	12,310	774,176
International Business Machines Corp.	7,912	1,523,851
MAXIMUS, Inc.	14,340	645,730
Teradata Corp. (I)	3,800	203,528
The Western Union Company	146,882	2,805,434

Office Electronics 0.14%
Zebra Technologies Corp., Class A (I)	9,160	346,798

Semiconductors & Semiconductor Equipment 3.19%
Altera Corp.	26,560	1,056,822
Analog Devices, Inc.	37,672	1,474,105
Broadcom Corp., Class A (I)	6,680	229,391
Cavium Inc. (I)	3,400	109,276
Cypress Semiconductor Corp. (I)	12,800	220,096
Intel Corp.	42,440	1,121,265
Intersil Corp., Class A	5,319	59,892
Marvell Technology Group, Ltd. (I)	11,100	172,383
Maxim Integrated Products, Inc.	65,840	1,767,146
Skyworks Solutions, Inc. (I)	17,900	386,282
Xilinx, Inc.	46,226	1,657,202

Software 5.41%
Activision Blizzard, Inc.	26,460	326,516
Adobe Systems, Inc. (I)	12,760	394,922
ANSYS, Inc. (I)	8,300	502,067
Autodesk, Inc. (I)	6,391	230,076
BMC Software, Inc. (I)	3,907	141,590

7

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Information Technology (continued)

Cadence Design Systems, Inc. (I)	33,500	$353,760
Check Point Software Technologies, Ltd. (I)	6,571	369,882
Citrix Systems, Inc. (I)	2,017	131,529
Concur Technologies, Inc. (I)	5,900	308,865
FactSet Research Systems, Inc.	5,015	442,925
Intuit, Inc.	1,700	95,948
MICROS Systems, Inc. (I)	1,600	79,536
Microsoft Corp.	146,727	4,332,848
MicroStrategy, Inc., Class A (I)	1,640	188,797
Nuance Communications, Inc. (I)	2,300	65,596
Oracle Corp. (C)	157,197	4,432,955
Red Hat, Inc. (I)	8,510	394,609
Salesforce.com, Inc. (I)	3,420	399,456
Symantec Corp. (I)	6,152	105,753
TIBCO Software, Inc. (I)	13,110	341,778
Websense, Inc. (I)	17,600	332,640

Materials 2.63%		6,811,179

Chemicals 1.28%
CF Industries Holdings, Inc.	1,193	211,614
Koppers Holdings, Inc.	7,600	288,724
Monsanto Company	3,600	295,380
The Dow Chemical Company	38,600	1,293,486
The Sherwin-Williams Company	12,474	1,216,589

Containers & Packaging 0.50%
AptarGroup, Inc.	6,710	351,738
Graphic Packaging Holding Company (I)	54,070	270,891
Greif, Inc., Class A	4,430	214,634
Silgan Holdings, Inc.	10,870	451,757

Metals & Mining 0.68%
Cliffs Natural Resources, Inc.	2,951	213,210
Freeport-McMoRan Copper & Gold, Inc.	6,128	283,175
Glencore International PLC	68,718	445,894
Iluka Resources, Ltd.	6,697	129,920
Rio Tinto PLC, ADR	2,608	157,680
Teck Resources, Ltd., Class B	3,777	159,843
Walter Energy, Inc.	2,164	149,597
Yamana Gold, Inc.	12,500	215,875

Paper & Forest Products 0.17%
Deltic Timber Corp.	6,770	461,172

Telecommunication Services 0.43%		1,113,169

Diversified Telecommunication Services 0.43%
AT&T, Inc.	37,850	1,113,169

Utilities 1.38%		3,562,548

Electric Utilities 0.27%
Unisource Energy Corp.	10,590	394,583
Westar Energy, Inc.	10,810	307,436

Gas Utilities 1.08%
Atmos Energy Corp.	9,000	291,690
New Jersey Resources Corp.	3,790	180,859
UGI Corp.	78,715	2,118,221
WGL Holdings, Inc.	4,890	208,559

8

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value
Utilities (continued)

Multi-Utilities 0.03%
Wisconsin Energy Corp.	1,800	$61,200

Preferred Securities 0.10%		$251,091

(Cost $247,182)

Consumer Staples 0.10%		251,091

Beverages 0.10%
Companhia de Bebidas das Americas, ADR	6,900	251,091

	Number of
	Contracts	Value

Options Purchased 2.60%		$6,724,000

(Cost $12,851,228)

Put Options 2.60%		6,724,000

S&P 500 Index (Expiration Date: 6-16-12; Strike Price: $1,200; Counteryparty: Morgan
Stanley Company, Inc.) (I)	2,050	6,724,000

Short-Term Investments 3.87%		$10,000,000

(Cost $10,000,000)

	Par value	Value

Repurchase Agreement 3.87%		10,000,000

Goldman Sachs Tri-Party Repurchase Agreement dated 1-31-12 at
0.220% to be repurchased at $10,000,061 on 2-1-12, collateralized by $10,157,991 Federal Home Loan Mortgage Corp., 1.000% due 8-
27-14 (valued at $10,200,795, including interest)	$10,000,000	10,000,000

Total investments (Cost $268,539,240)† 101.42%		$262,142,353

Other assets and liabilities, net (1.42%)		($3,674,866)

Total net assets 100.00%		$258,467,487

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(C) A portion of this security is pledged as collateral for options. Total collateral value at 1-31-12 was $41,619,821.

(I) Non-income producing security.

(R) Direct placement securities are restricted to resale and the Fund has limited rights to registration under the Securities Act of 1933.

			Beginning	Ending	Value as a
	Acquisition	Acquisition	share	share	percentage of Fund's	Value as
Issuer, Description	date	cost	amount	amount	net assets	of 1-31-12

Allstar Co-Invest Block Feeder LLC	8-1-11	$240,553	236,300	236,300	0.09%	$244,712

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $269,289,661. Net unrealized depreciation aggregated $7,147,308, of which $10,962,049 related to appreciated investment securities and $18,109,357 related to depreciated investment securities.

9

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

Notes to the schedule of investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	1-31-12	Price	Inputs	Inputs

Common Stocks
Consumer Discretionary	$44,763,428	$43,780,267	$738,449	$244,712
Consumer Staples	17,799,899	17,799,899	—	—
Energy	23,922,489	21,684,620	2,237,869	—
Financials	30,782,781	30,617,538	165,243	—
Health Care	23,914,260	23,914,260	—	—
Industrials	38,747,130	36,909,144	1,837,986	—
Information Technology	53,750,379	53,750,379	—	—
Materials	6,811,179	6,235,365	575,814	—
Telecommunication Services	1,113,169	1,113,169	—	—
Utilities	3,562,548	3,562,548	—	—
Preferred Securities	251,091	251,091	—	—
Options Purchased	6,724,000	6,724,000	—	—
Short-Term Investments	10,000,000	—	10,000,000	—

Total Investments in Securities	$262,142,353	$246,342,280	$15,555,361	$244,712
Other Financial Instruments:
Written Options	($4,059,150)	($4,059,150)	—	—

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities, including exchange-traded funds, held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

10

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the Fund.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2012, the Fund used purchased options to hedge against changes in securities markets. During the period ended January 31, 2012, the Fund held purchased options with market values ranging from 6.7 million to 15.8 million, as measured at each quarter end.

During the period ended January 31, 2012, the Fund wrote option contracts to generate earnings from option premiums and reduce overall portfolio volatility. The following tables summarize the Fund’s written options activities during the period ended January 31, 2012 and the contracts held at January 31, 2012.

	NUMBER OF	PREMIUMS
	CONTRACTS	RECEIVED (PAID)

Outstanding, beginning of period	3,050	$9,440,111
Options written	4,400	4,821,699
Options closed	(4,400)	(5,221,701)
Options exercised	-	-
Options expired	-	-
Outstanding, end of period	3,050	$9,040,109

			NUMBER OF
NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	CONTRACTS	PREMIUM	VALUE

CALLS
S&P 500 Index	$1,325	Feb 2012	1,000	($1,696,976)	($1,060,000)

PUTS
S&P 500 Index	$1,075	Jun 2012	2,050	($7,343,133)	($2,999,150)
Total			3,050	($9,040,109)	($4,059,150)

11

John Hancock Hedged Equity & Income Fund
As of 1-31-12 (Unaudited)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

	Financial Instrument	Asset Derivatives Fair	Liability Derivatives Fair
Risk	Location	Value	Value

Equity Contracts	Purchased Options*	$6,724,000	-
	Written Options	-	($4,059,150)

* Purchased options are included in the Portfolio's investments

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Hedged Equity & Income Fund.

P15Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Hedged Equity & Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012